HIGH MONTHLY INCOME

The FALLEN ANGELS INCOME Fund (FAINX)

Many securities have current yields ranging from 6% to as high as 14%.

Monthly dividends • Capital gains & appreciation potential • No-Load or Sales Charges



Gabriel Wisdom
Pres. Fallen Angels
Family of Funds



Richard Lehmann
Forbes Magazine Columnist
Portfolio Manager



Mike Moore
Chief Investment Officer

Call 858-755-0909
and receive a free copy of the Forbes/Lehmann Income Securities newsletter.

Available for IRA's, Trusts, College Savings, Retirement Income

A prospectus and account applications are available on-line at www.FallenAngelsFunds.com or by calling 888-999-1395. Read it carefully before investing. The prospectus contains important information including investment objectives, risks, and expenses which should be carefully considered before investing.

Distributed and managed by American Money Management LLC, P.O.Box 675203, Rancho Santa Fe, Ca. 92067 www.FallenAngelsFunds.com 888-999-1395 Serving Investment Advisors & Investors nationwide

HIGH MONTHLY INCOME

The FALLEN ANGELS INCOME Fund (FAINX)

Many securities have current yields ranging from 6% to as high as 14%.

Monthly dividends • Capital gains & appreciation potential • No-Load or Sales Charges



Gabriel Wisdom
Pres. Fallen Angels
Family of Funds



Richard Lehmann
Forbes Magazine Columnist
Portfolio Manager



Mike Moore
Chief Investment Officer

Call 888-999-1395
and receive a free copy of the Forbes/Lehmann Income Securities newsletter.

Available for IRA's, Trusts, College Savings, Retirement Income

A prospectus and account applications are available on-line at www.FallenAngelsFunds.com or by calling 888-999-1395. Read it carefully before investing. The prospectus contains important information including investment objectives, risks, and expenses which should be carefully considered before investing.

Distributed and managed by American Money Management LLC, P.O.Box 675203, Rancho Santa Fe, Ca. 92067 www.FallenAngelsFunds.com 888-999-1395 Serving Investment Advisors & Investors nationwide